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                               The Milestone Funds
                         Treasury Obligations Portfolio

                                     ADVISER
                       Milestone Capital Management, L.P.

                                 ---------------

                                   DISTRIBUTOR

                         Forum Financial Services, Inc.

                                 ---------------

                                 PRIMARY DEALER

                            Bear, Stearns & Co. Inc.


                                  ANNUAL REPORT

                               NOVEMBER 30, 1995




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TABLE OF CONTENTS

Letter to Our Shareholders ....................................................3

Statement of Investments ......................................................4

Statement of Assets and Liabilities ...........................................5

Statement of Operations .......................................................6

Statement of  Changes in Net Assets ...........................................7

Financial Highlights ..........................................................8

Notes to Financial Statements ..............................................9-10

Independent Auditor's Report .................................................11


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TREASURY OBLIGATIONS PORTFOLIO

Letter to Our Shareholders

NOVEMBER 30, 1995

Dear Shareholder:

The Milestone Funds are pleased to present you with the 1995 annual report for the Treasury Obligations Portfolio. It has been a privilege to have you as a client during this, our first full year of operation, and we look forward to continuing to work in partnership with you to help meet your cash management and liquidity needs during the coming year.

1995 was truly a year of significant "milestones" for the Fund. Beginning with an initial investment of $25 million from Bear Stearns, our primary dealer, the Fund's total assets grew to over $300 million as of November 30, 1995. The Fund is one of the few money market mutual funds to be rated AAA by Standard & Poor's, Fitch Investors Service, and Moody's Investors Service. Along with our strong emphasis on investment safety, other important aspects of the service we offer to institutional investors include enhanced daily liquidity and transaction ease. In response to the needs which many of our shareholders have for later day liquidity, as of June we extended our hours for same-day settlement of purchases until 4:00 p.m. EST (with notification by 2:30) and redemptions until 2:30 p.m. Plans are presently underway to further expand the services and value we provide to shareholders (an overview of these new initiatives will be sent to you shortly).

1995 was a transitional year for the financial markets. After consistently raising rates for over a year, soft economic data and emerging signs of more moderate inflation prompted the Federal Reserve to begin lowering short-term interest rates. The Treasury Obligations Portfolio was structured and managed to reflect these shifts, and as a result the Fund achieved very competitive performance for our investors throughout the year. The average maturity of the portfolio was extended in the second quarter as it became evident that short-term rates were not likely to increase further. A more neutral position was taken in the third quarter as some renewed signs of economic strength appeared, enabling the Fund to purchase longer dated treasuries as yields moved higher. While we believe that the Federal Reserve will remain vigilant in identifying and responding to inflationary signals, we expect the Federal Reserve to maintain its present policy of easing if the U.S. economy displays further indications of weakness and if a credible budget package is received from Washington. We encourage you to call our Portfolio Management & Research Team for current information on the Fund's structure and performance, market updates, investment strategies and opportunities, and any specialized analysis which you require.

We are looking forward to a challenging and successful 1996. We are strongly committed to putting the needs of our clients first in order to provide the highest value and standard of service available to institutional fund investors.

Sincerely,

Janet Tiebout Hanson                        Marc H. Pfeffer
Chairman of the Board of Trustees           Chief Investment Officer
The Milestone Funds                         Milestone Capital Management, L.P.


                                       3

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TREASURY OBLIGATIONS PORTFOLIO

Statement Of Investments
NOVEMBER 30, 1995
($ in Thousands)

------------------------------------------------------------------------------------------------------------------------------------
               Principal Amount         Interest Rate         Maturity Date                 Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations:  13.8%
United States Treasury Bills
                         $5,000                5.385%                5/2/96                $4,886
                          2,500                5.390%                5/2/96                 2,443
                          5,000                5.380%               5/30/96                 4,865
                          2,500                5.500%               5/30/96                 2,431
                          5,000                5.575%               5/30/96                 4,860
                          2,000                5.350%               7/25/96                 1,929
                          2,500                5.425%               7/25/96                 2,411
                          2,500                5.470%               7/25/96                 2,410
                          2,500                5.500%               7/25/96                 2,409
                          2,500                5.505%               7/25/96                 2,409
                          2,500                5.535%               7/25/96                 2,409
                          2,500                5.185%               8/22/96                 2,404
                          2,500                5.220%               8/22/96                 2,404
                          5,000                5.335%               8/22/96                 4,804
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Obligations (cost $43,074)                                              43,074
------------------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements:  86.2%
Aubrey G. Lanston, dated 11/30/95, repurchase price $15,002 (U.S. Treasury Bills: $5,200, 5.440%, 1/11/96; $1,000, 5.520%, 2/8/96;
 $8,615, 5.460%, 5/9/96; $2, 5.450%, 5/16/96; $66, 5.440%, 5/30/96; $95, 5.400%, 7/25/96; $610, 5.360%, 11/14/96)
                        $15,000                5.900%               12/1/95                15,000
BZW Securities LTD, dated 11/30/95, repurchase price $15,002 (U.S. Treasury Notes: $8,731, 5.500%, 7/31/97; $6,233, 7.500%, 1/31/96)
                        $15,000                5.850%               12/1/95                15,000
Citicorp Securities Inc., dated 11/30/95, repurchase price $15,002 (U.S. Treasury Note: $14,220, 7.875%, 1/15/98)
                        $15,000                5.900%               12/1/95                15,000
Donaldson, Lufkin & Jenrette Securities Corporation, dated 11/30/95, repurchase price $9,777 (U.S. Treasury Note: $9,875,
 5.750%, 10/31/00)
                         $9,775                5.900%               12/1/95                 9,775
First Boston Corporation, dated 11/30/95, repurchase price $15,002   (U.S. Treasury Bills: $13,680, 5.450%, 3/14/96; $1,860,
 5.490%, 2/29/96)
                        $15,000                5.870%               12/1/95                15,000
HSBC Securities, dated 11/30/95, repurchase price $70,012, (U.S. Treasury Notes: $9,790, 6.250%, 8/31/00; $430, 6.125%, 9/30/00;
$1,559, 5.750%, 10/31/00; $596, 8.500%, 11/15/00; $58,385, 5.625%, 11/30/00)
                        $70,000                5.930%               12/1/95                70,000
Merrill Lynch & Co., Inc., dated 11/30/95, repurchase price $15,002 (U.S. Treasury Note: $15,365, 4.250%, 5/15/96)
                        $15,000                5.860%               12/1/95                15,000
Nomura Securities International, dated 11/30/95, repurchase price $15,002 (U.S. Treasury Note: $14,544, 6.375%, 1/15/00)
                        $15,000                5.900%               12/1/95                15,000
SBC Capital Markets, dated 11/30/95, repurchase price $15,002 (U.S. Treasury  Note: $14,960, 6.000%, 10/15/99;
 U.S. Treasury Bill: $25, 5.380%, 10/17/96)
                        $15,000                5.900%               12/1/95                15,000
Smith Barney, dated 11/30/95, repurchase price $15,002 (U.S. Treasury Note: $2,581, 6.375%, 8/15/02; U.S. Treasury Bill: $12,754,
  5.490%, 2/29/96)
                        $15,000                5.890%               12/1/95                15,000
UBS Securities,  Inc., dated 11/30/95,  repurchase price $70,011 (U.S.  Treasury Notes: $3,805, 6.250%, 1/31/97; $17,780, 7.500%,
  1/31/97;  $15,720,  4.750%, 2/15/97; $45, 6.750%, 2/28/97; $4,780, 6.875%, 2/28/97; $7,785, 6.625%, 3/31/97; $5,000, 6.875%,
  3/31/97;  $2,810,  8.500%,  4/15/97;  $3,650, 6.500%,  4/30/97; $3,550, 6.875%, 4/30/97; $4,550, 6.500%, 5/15/97)
                        $70,000                5.910%               12/1/95                70,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements  (cost $269,775)                                              269,775
------------------------------------------------------------------------------------------------------------------------------------
Total Investments: 100%      (cost $312,849)                                             $312,849
------------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

                                       4


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TREASURY OBLIGATIONS PORTFOLIO

Statement Of Assets And Liabilities

NOVEMBER 30, 1995

ASSETS:
   Investments, at value and cost (note 1)                          $312,848,969
   Cash                                                                    2,565
   Interest receivable                                                    44,237
   Due from Adviser                                                       42,630
   Organization costs, net of amortization                               127,314
                                                                    ------------
Total assets                                                         313,065,715
                                                                    ------------

LIABILITIES:
   Dividends payable                                                   1,520,641
   Accrued expenses                                                      113,294
                                                                    ------------
Total liabilities                                                      1,633,935
                                                                    ------------
NET ASSETS                                                          $311,431,780
                                                                    ============

NET ASSETS BY CLASS OF SHARES:
   Investor shares                                                  $ 82,273,203
   Institutional shares                                              229,158,577
                                                                    ------------
NET ASSETS                                                          $311,431,780
                                                                    ============

SHARES OUTSTANDING
   Investor shares                                                    82,273,194
                                                                    ============
  Institutional shares                                              229,158,586
                                                                    ============

NET ASSET VALUE PER SHARE
   Investor shares                                                         $1.00
                                                                    ============
   Institutional shares                                                    $1.00
                                                                    ============










See notes to financial statements.

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TREASURY OBLIGATIONS PORTFOLIO

Statement Of Operations

PERIOD FROM DECEMBER 30, 1994 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1995


INVESTMENT INCOME:
   Interest income                                                 $12,816,916
                                                                   ------------

EXPENSES (note 2):
   Investment advisory                                                 332,247
   Administration                                                      110,515
   Shareholder services
      Investor class                                                    78,635
      Institutional class                                               59,029
   Transfer agency                                                      25,285
   Custody                                                              27,821
   Accounting                                                           38,621
   Professional                                                         36,097
   Auditing                                                             21,055
   Compliance                                                          102,942
   Trustees                                                              7,107
   Rating services                                                      37,660
   Amortization of organization costs                                   28,581
   Other                                                                28,977
                                                                   ------------
Total expenses                                                         934,572
   Fees waived and expenses reimbursed (note 3)                       (329,538)
                                                                   ------------
Net expenses                                                           605,034
                                                                   ------------
NET INVESTMENT INCOME                                               12,211,882
NET REALIZED GAIN ON INVESTMENTS                                         3,391
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $12,215,273
                                                                   ============











See notes to financial statements.

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TREASURY OBLIGATIONS PORTFOLIO

Statement Of Changes In Net Assets

PERIOD FROM DECEMBER 30, 1994 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1995

OPERATIONS:
   Net investment income                                           $ 12,211,882
   Net realized gain on investments                                       3,391
                                                                ----------------
                                                                     12,215,273
                                                                ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income-Investor shares                             (5,492,911)
   Net investment income-Institutional shares                        (6,718,971)
   Net realized gain on investments-Investor shares                        (677)
   Net realized gain on investments-Institutional shares                 (2,714)
                                                                ----------------
                                                                    (12,215,273)
                                                                ----------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST*:
   Sale of shares-Investor shares                                 1,191,429,951
   Sale of shares-Institutional shares                            1,520,992,027
   Reinvested dividends-Investor shares                               4,238,692
   Reinvested dividends-Institutional shares                          4,032,896
   Cost of shares repurchased-Investor shares                    (1,113,495,449)
   Cost of shares repurchased-Institutional shares               (1,295,866,337)
                                                                ----------------
                                                                    311,331,780
                                                                ----------------

NET ASSETS:
   Beginning of period                                                  100,000
                                                                ----------------
   End of period                                                   $311,431,780
                                                                ================












*Share transactions at net asset value of $1.00 per share.

See notes to financial statements.

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TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights


                                                   Institutional                         Investor
                                                       Class                               Class
                                                   -------------                         ---------
                                                   June 20, 1995                     December 30, 1994
                                       (commencement of offering of shares)    (commencement of operations)
                                               to November 30, 1995                to November 30, 1995
                                       ------------------------------------    ----------------------------

Per share operating performance for a share
outstanding throughout the period
Beginning net asset value per share                  $1.00                                $1.00
                                                     -----                                -----

Net investment income                                 0.03                                 0.05

Dividends from net investment income                 (0.03)                               (0.05)
                                                     -----                                -----

Ending net asset value per share                     $1.00                                $1.00
                                                     =====                                =====

Total return (a)                                      5.76%                                5.71%

Ratios/supplemental data
Ratios to average net assets (a):
   Expenses(b)                                        0.20%                                0.38%
   Net investment income                              5.69%                                5.63%

Net assets at the end of period (000's omitted)      $229,159                             $82,273

(a) Annualized

(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.17% and 0.14% for the Institutional and Investor class, respectively.











See notes to financial statements.

                                       8


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TREASURY OBLIGATIONS PORTFOLIO

Notes To Financial Statements

NOVEMBER 30, 1995


NOTE 1.  SUMMARY OF ORGANIZATION AND
SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the "Trust") was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the
"Portfolio") which is authorized under the Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue two classes of shares, Institutional shares and Investor shares. The Trust commenced the offering of Investor shares of the Portfolio on December 30, 1994 and the offering of Institutional shares on June 20, 1995. The Trust's financial statements are prepared in accordance with generally accepted accounting principles.

Valuation of Securities - Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount is charged to income.

Repurchase Agreements - The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Security Transactions - Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at November 30, 1995 is the same as that shown on the accompanying statement of investments.

Class Specific Expenses - Each share of both classes represents an undivided, proportionate interest in the Portfolio. The Portfolio's class specific expenses include shareholder service fees, transfer agent fees and certain other expenses in accordance with procedures adopted by the Board of Trustees regarding the offering of multiple classes of shares by open-end, management investment companies. In addition, there are differences between the classes of shares with respect to the minimum investment required and voting rights affecting each class.

Income Taxes - It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

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TREASURY OBLIGATIONS PORTFOLIO

Notes To Financial Statements (Cont'd)

NOVEMBER 30, 1995

Interest Income and Dividends to Shareholders - Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio's net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually.

Organization Costs - Organization costs are being amortized on a straight line basis over five years.


NOTE 2. INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio. Prior to June 20, 1995, the fee payable to the Adviser under the investment advisory agreement was equal to 0.30% of the average daily net assets of the Portfolio.

As administrator of the Trust, Forum Financial Services, Inc. ("Forum") receives a fee at an annual rate of 0.05% of the average daily net assets of the Portfolio subject to an annual minimum of $50,000. Forum acts as the Trust's distributor pursuant to a separate distribution agreement with the Trust under which it receives no compensation.

The Trust has adopted a shareholder service plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized Forum to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, Forum receives from the Trust a fee of 0.05% and 0.20% of the average daily net assets of the Institutional shares and Investor shares, respectively. Forum pays the shareholder servicing agents up to these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the shareholder servicing agreement.

Forum Financial Corp. ("FFC") serves as the Trust's transfer agent, dividend disbursing agent and fund accountant. FFC is paid a transfer agent fee of $12,000 per year attributable to each class of the Portfolio plus certain account charges. For its fund accounting services, FFC is paid $36,000 per year for the Investor share class of the Portfolio and an additional $12,000 per year for the Institutional share class of the Portfolio, subject to adjustments for the size of the Portfolio and the number and type of Portfolio transactions.


NOTE 3. WAIVER OF FEES AND REIMBURSEMENT
OF EXPENSES

For the eleven months ended November 30, 1995, the Adviser waived $231,894 of its advisory fee and $59,029 of its shareholder services fee. For the same period, Forum waived $22,465 of its administration fee and voluntarily reimbursed Portfolio expenses amounting to $16,150.






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TREASURY OBLIGATIONS PORTFOLIO

Independent Auditor's Report

NOVEMBER 30, 1995

The Board of Trustees and Shareholders
Treasury Obligations Portfolio of The Milestone Funds



We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Treasury Obligations Portfolio of The Milestone Funds as of November 30, 1995, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from December 30, 1994 (commencement of operations) to November 30, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Obligations Portfolio of The Milestone Funds, as of November 30, 1995, the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with generally accepted accounting principles.


                                                 McGladrey & Pullen, LLP


New York, New York
December 22, 1995






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                                     Adviser
         ------------------------------------------------------------
                       Milestone Capital Management, L.P.
                                 One Odell Plaza
                                Yonkers, NY 10701


                  Administrator / Distributor / Transfer Agent
         ------------------------------------------------------------
                              Forum Financial Group
                     Two Portland Square, Portland, ME 04101
                                  800-363-7660


                                 Primary Dealer
         ------------------------------------------------------------
                            Bear, Stearns & Co. Inc.
                                 245 Park Avenue
                               New York, NY 10167


                                    Custodian
         ------------------------------------------------------------
                                 UMB Bank, N.A.
                                928 Grand Avenue
                              Kansas City, MO 64141


                                  Legal Counsel
         ------------------------------------------------------------
                Kramer, Levin, Naftalis, Nessen, Kamin & Frankel
                                919 Third Avenue
                               New York, NY 10022


                   This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Funds prospectus.




                               The Milestone Funds
                    One Odell Plaza, Yonkers, New York 10701
                                  800-941-MILE

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